Condensed Combined Carve-out Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ (1,521,279)	$ (694,155)	$ (3,322,695)	$ (1,812,604)
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	717,632	393,005	1,003,325	458,208
Amortization of right-of-use asset	1,062,638	282,598	1,043,220	372,454
Write-down of obsolete and slow moving inventory	951,373	216,539	1,499,938	644,101
Change in contingent consideration	(402,900)		(333,100)
Write-off of intangible assets			53,958
Changes in assets and liabilities:
Accounts receivable	(37,419)	657	(26,883)	(14,776)
Inventory	(899,274)	(453,473)	(1,471,859)	(530,874)
Prepaid expenses and vendor deposits	9,714	18,390	(30,832)	227
Other current assets	216,699	(2,632)	(288,934)
Due to/from related parties	270,547	(474,058)
Other assets	770	(39,116)	(1,341,195)	624,272
Accounts payable and accrued expenses	(497,097)	591,539	3,112,481	(293,385)
Contract liabilities	(51,137)	(245,036)	(313,257)	2,500
Lease liability	(1,001,532)	(243,761)	(953,227)	(302,119)
Net cash provided by operating activities	(1,181,265)	(649,503)	(1,369,060)	(851,996)
CASH FLOWS FROM INVESTING ACTIVITIES
Payment for acquisition		(5,150,000)	(10,291,674)	(75,000)
Purchase of property, plant, and equipment	(145,373)	(119,692)	(387,485)	(53,438)
Net cash used for investing activities	(145,373)	(5,269,692)	(10,679,159)	(128,438)
CASH FLOWS FROM FINANCING ACTIVITIES
Principal payments on loan payable	(264,670)	(1,285)	(88,816)	(803,396)
Investment from parent company	1,502,538	6,210,261	13,801,233	2,058,200
Net cash used for financing activities	1,237,868	6,208,976	13,712,417	1,254,804
NET DECREASE IN CASH AND CASH EQUIVALENTS	(88,770)	289,781	1,664,198	274,370
CASH AND CASH EQUIVALENTS, Beginning of year	2,020,571	356,373	356,373	82,003
CASH AND CASH EQUIVALENTS, End of year	1,931,801	646,154	2,020,571	356,373	$ 82,003
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for income taxes
Cash paid for interest	84,144	76	30,017	47,171
Non-cash activity:
Leases acquired			8,225,033
Contingent consideration relating to acquisition			1,108,000
Issuance of promissory note in connection with acquisition			3,000,000
Right-of-use assets obtained in exchange for operating lease liabilities	$ 1,083,460	1,797,667
Mother Earth's Storehouse, Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income				1,538,370	730,359
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation				146,437	199,896
Forgiveness of PPP loan				(669,500)
Loss on property sale					52,530
Changes in assets and liabilities:
Inventory				14,055	(16,456)
Rebate receivable				(10,727)
Prepaid expenses				(3,411)
Accounts payable				69,845	(113,225)
Accrued expenses				(81,671)	96,179
Deposits					(700)
Miscellaneous receivables					4,594
Net cash provided by operating activities				1,003,398	953,177
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant, and equipment				(37,674)	(19,143)
Receipts from notes receivable related to property sale				39,523	5,172
Proceeds from property sale					50,000
Net cash used for investing activities				1,849	36,029
CASH FLOWS FROM FINANCING ACTIVITIES
Pass-through entity tax payment				(102,750)
Distributions				(536,000)	(1,329,000)
Proceeds from PPP loan					669,500
Net cash used for financing activities				(638,750)	(659,500)
NET DECREASE IN CASH AND CASH EQUIVALENTS				366,497	329,706
CASH AND CASH EQUIVALENTS, Beginning of year		2,556,171	2,556,171	2,189,674	1,859,968
CASH AND CASH EQUIVALENTS, End of year				2,556,171	2,189,674
Non-cash activity:
Inventory included in property sale					175,000
Fixed assets included in property sale					102,530
Note received as consideration for property sale					175,000
Greens Natural Foods, Inc. [Member]
CASH FLOWS FROM OPERATING ACTIVITIES
Net income				1,359,396
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation				430,083
Forgiveness of PPP loan				(817,927)
Changes in assets and liabilities:
Accounts receivable				(23,827)
Inventory				(124,156)
Prepaid expenses				49,610
Other current assets				(7,819)
Due to/from related parties				14,485
Other assets				20,984
Accounts payable				(300,649)
Accrued expenses				(13,142)
Deposits				(2,214)
Payroll liabilities				(178,013)
Lease incentive				(13,557)
Contract liabilities				(37,647)
Other current liabilities				(171,453)
Sales tax payable				18,519
Net cash provided by operating activities				202,673
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant, and equipment				(34,303)
Net cash used for investing activities				(34,303)
CASH FLOWS FROM FINANCING ACTIVITIES
Distributions				(1,337,124)
Proceeds from PPP loan				817,927
Payments on notes payable				(113,806)
Payments on notes payable to related parties				(600,000)
Payments on lines of credit				(200,000)
Net cash used for financing activities				(1,433,003)
NET DECREASE IN CASH AND CASH EQUIVALENTS				(1,264,633)
CASH AND CASH EQUIVALENTS, Beginning of year		$ 500,762	$ 500,762	1,765,395
CASH AND CASH EQUIVALENTS, End of year				500,762	$ 1,765,395
SUPPLEMENTAL DISCLOSURES OF CASH FLOW INFORMATION
Cash paid for interest				$ 19,425